Revision to Previously Issued Interim Financial Statements - Summary of Forth Revisions to the Unaudited Interim Condensed Consolidated Statements of Operations (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Other operating expenses
Total other operating expenses	$ (312,662)	$ (285,361)
Operating income	(9,267)	(71,131)
Non-operating income (expense)
Interest expense	(86,704)	(113,631)
Income (loss) before income taxes	(102,285)	(489,096)
Net (loss) income	(105,452)	(490,702)
Net loss attributable to Viking Holdings Ltd	$ (105,473)	$ (490,998)
Net (loss) income per share attributable to ordinary and special shares
Basic	$ (0.24)	$ (1.2)
Diluted	$ (0.24)	$ (1.2)